Financial Instrument - Risk Management and Fair Value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 158,732	$ 156,158	$ 238,792	$ 331,687
Accounts receivable, net	131,920	117,231
Other assets	32,087	47,955
Currency risk [member]
Assets
Cash and cash equivalents	22,818	24,123
Investments	0	2
Accounts receivable, net	73,018	68,171
Other assets	15,726	19,107
Total assets	111,562	111,403
Liabilities
Accounts payable	51,313	48,501
Taxes payable	37,137	40,243
Other liabilities	18,513	20,771
Total liabilities	106,963	109,515
Net position	$ 4,599	$ 1,888